SIGNIFICANT COMMITMENTS AND AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Schedule of capital expenditures

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	6,737
U.S. dollar	192	2,604
Euro	0.21	3
Total		9,344

Schedule of significant agreements
Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company and Consortium NEC Corporation and PT NEC Indonesia	May 28, 2013	Procurement agreement of Sulawesi Maluku Papua Cable System (“SMPCS”) package-2
The Company and PT Industri Telekomunikasi Indonesia	May 5, 2014	Procurement and installation agreement of Outside Plant Fiber Optic ("OSP-FO") access
The Company and PT Lintas Teknologi Indonesia	November 17, 2015	Procurement and installation agreement of Dual Wavelength Division Multiplexing ("DWDM") Platform ALCATEL
The Company and PT Datacomm Diangraha	November 20, 2015	Procurement and installation agreement of Metro Ethernet Platform ALU
The Company and PT Sisindokom Lintas Buana	November 23, 2015	Procurement and installation agreement of Expand Provider Edge Virtual Private Network (“PE-VPN”) Cisco
The Company and Space System/Loral, LLC	February 29, 2016	Procurement of Telkom 4 Satellite System
The Company and NEC Corporation	May 12, 2016	Procurement and installation agreement of Sistem Komunikasi Kabel Laut ("SKKL”) Indonesia Global Gateway
The Company and NEC Corporation	July 18, 2016	Procurement and installation agreement of Radio IP Backhaul Node-B Telkomsel Platform NEC
The Company and PT Huawei Tech Investment	October 10, 2016	Procurement and installation agreement of 10 Gigabyte Capable Passive Optical Network (“XGPON”) Platform Huawei
The Company and PT Huawei Tech Investment	November 25, 2016	Procurement and installation agreement of DWDM Platform Huawei
The Company and PT Fiberhome Technologies Indonesia and PT Abhimata Citra Abadi	December 6, 2016	Procurement and installation agreement of XGPON Platform Fiberhome
The Company and PT ZTE Indonesia	May 31, 2017	Procurement agreement for Set Top Box (“STB”) Platform ZTE
The Company and PT Asuransi Jasa Indonesia	October 31, 2017	Procurement agreement for Telkom 4 Satellite Launch Insurance Services
The Company and PT ZTE Indonesia	November 1, 2017	Procurement and installation agreement of STB 4K and Optical Network Terminal (“ONT”) Enterprise Platform ZTE
The Company and Consortium Bisnis Submarine Cable	November 10, 2017	Procurement and installation agreement of SKKL Sabang-Lhoksemawe-Medan
The Company and PT ZTE Indonesia	December 22, 2017	Procurement for ONT Retail Platform ZTE
The Company and PT Lancs Arche Consumma	December 22, 2017	Procurement and installation agreement of Expand Capacity of Network Capacity DWDM Platform Coriant for NARU 2017

(ii)  Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, PT Ericsson Indonesia, Ericsson AB, PT Nokia Siemens Networks, NSN Oy and Nokia Siemens Network GmbH & Co. KG	April 17, 2008	The combined 2G and 3G CS Core Network Rollout Agreement
Telkomsel, PT Ericsson Indonesia and PT Nokia Siemens Networks	April 17, 2008	Technical Service Agreement (“TSA”) for combined 2G and 3G CS Core Network
Telkomsel, PT Ericsson Indonesia, Ericsson AB, PT Nokia Siemens Networks, NSN Oy, Huawei International Pte. Ltd., PT Huawei and PT ZTE Indonesia	March and June 2009	2G BSS and 3G UTRAN Rollout agreement for the provision of 2G GSM BSS and 3G UMTS Radio Access Network
Telkomsel, PT Dimension Data Indonesia and PT Huawei	February 3, 2010	Maintenance and Procurement of Equipment and Related Service Agreement for Next Generation Convergence Core Transport Rollout and Technical Support
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	February 8, 2010	Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development Agreement
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	July 5, 2011	Development and Rollout agreement for Customer Relationship Management and Contact Center Solutions
Telkomsel and PT Huawei	March 25, 2013	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel and Wipro Limited, Wipro Singapore Pte. Ltd. and PT WT Indonesia	April 23, 2013	Development and procurement of Operational and Strategic Decision Support System (“OSDSS”) Solution Agreement
Telkomsel and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex Rollout Agreement
Telkomsel and PT Dimension Data Indonesia	May 25, 2016	Maintenance and Procurement of Equipment and Related Service Agreement for Next Generation Convergence RAN Transport Rollout

Schedule of borrowings and other credit facilities

				Facility utilized
				Original currency	Rupiah
Lenders	Total facility	Maturity	Currency	(in millions)	equivalent
BRI	500	March 14, 2018	Rp	—	191
BNI	500	March 31, 2018	Rp	—	305
			US$	0	1
Bank Mandiri	500	December 23, 2019	Rp	—	390
			US$	0	1
Total	1,500				888

Schedule of future minimum lease payments/receivables

		Less than		More than
	Total	1 year	1‑5 years	5 years
As lessee	31,218	4,038	15,915	11,265
As lessor	2,362	737	1,475	150